Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Included in non-current assets
Prepaid contents royalties	¥ 603	¥ 743
Others	106	0
Prepayments, deposits and other assets	709	743
Included in current assets
Prepaid contents royalties	1,606	1,755
Value-added tax recoverable	181	136
Prepaid vendors deposits and other receivables	647	404
Prepaid promotion and other expenses	399	329
Others	53	56
Prepayments, deposits and other assets	2,958	2,731
Tencent
Included in current assets
Receivable from Tencent (Note 32(b))	¥ 72	¥ 51